BORROWED MONEY (Details 2) (Borrowings from Federal Reserve Bank, USD $)	Sep. 30, 2013
BORROWINGS FROM THE FEDERAL RESERVE BANK
Outstanding borrowings	$ 0
Additional borrowing capacity available	219,100,000
Commercial loans
BORROWINGS FROM THE FEDERAL RESERVE BANK
Loans assigned as collateral	$ 176,900,000